Consolidated Statements of Shareholders Equity (Deficit) (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance - Amount at Dec. 31, 2008	$ 3,069	$ 16	$ 58,784	$ (104)	$ (69,408)		$ (7,643)
Beginning Balance - Shares at Dec. 31, 2008	336	15,577
Dividends on preferred stock			(223)				(223)
Conversion of convertible notes into common stock, Shares		1,592
Conversion of convertible notes into common stock, Amount		1	1,042				1,043
Conversion of preferred stock and accrued dividends into common stock, Shares	(93)	2,746
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,107)	3	1,104				0
Stock-based compensation expense			407		21		428
Warrants issued in modification of debt			907				907
Loss on extinguishment of debt owed to related parties			(379)				(379)
Net loss					(6,212)		(6,212)
Investment in common stock of subsidiary						104	104
Ending Balance, Amount at Dec. 31, 2009	1,962	20	61,642	(104)	(75,599)	104	(11,975)
Ending Balance, Shares at Dec. 31, 2009	243	19,915
Conversion of convertible notes into common stock, Shares		14,528
Conversion of convertible notes into common stock, Amount		14	9,319				9,333
Conversion of preferred stock and accrued dividends into common stock, Shares	(243)	8,084
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,962)	8	3,778				1,824
Issuance of common stock, Shares		3,772
Issuance of common stock, Amount		4	3,051				3,055
Exercise of warrants/options, Shares		899
Exercise of warrants/options, Amount		1	477				478
Conversion of accrued compensation into common stock, Shares		101
Conversion of accrued compensation into common stock, Amount			90				90
Stock-based compensation expense			1,158				1,158
Net loss					(2,846)		(2,846)
Ending Balance, Amount at Dec. 31, 2010	$ 0	$ 47	$ 79,515	$ (104)	$ (78,445)	$ 104	$ 1,117
Ending Balance, Shares at Dec. 31, 2010	0	47,299